Shareholder Report	12 Months Ended
May 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Investor Class
Shareholder Report [Line Items]
Fund Name	Reinhart Midcap PMV Fund
Class Name	Investor Class
Trading Symbol	RPMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Reinhart Midcap PMV Fund for the period of June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-774-3863
Additional Information Website	https://reinhartfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$132	1.30%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart Mid Cap PMV Fund – Investor Class generated a return of +2.47% for the twelve-month period ended May 31, 2025,  underperforming the Russell 3000 Index return of +13.12% over the same period. Given our focus on small and mid-capitalization companies and Private Market Value valuation discipline, we would highlight two stylistic headwinds during the period: 1) large-capitalization companies outperformed small-capitalization companies by over 1000 bps during the period (Russell 1000 Index +13.73% vs. Russell 2500 Index +3.28%) and 2) Growth outperformed Value by over 850 bps (Russell 3000 Growth Index +17.04% vs. Russell 3000 Value Index +8.40%). Within the portfolio, negative selection effect more than offset slightly positive allocation effect. At the sector level, Industrials, Real Estate, and Health Care were the largest relative detractors while Information Technology, Energy (one stock) and Utilities (one stock) were contributors. Regarding stock selection, a few detractors – including FMC Corp. and Leslie’s – were hit by severe destocking headwinds while Charles River Laboratories declined after the FDA’s stated intention to move away from animal testing. We ultimately sold those positions due to longer-term impairment risk. Conversely, we remain bullish on other problem stocks during the period like business services company Insperity and biotech holding Lantheus. Despite the volatile sentiment for both stocks, we continue to believe that the challenges each company faces will be transitory, and earnings power will recover in the years that follow. Stock contributors included Paycom Software, SS&C Technologies, Live Nation Entertainment, LPL Financial and Encompass Health.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	2.47	10.20	5.60
Russell 3000 Total Return	13.12	15.34	12.21
Russell Midcap Value Total Return	6.03	13.18	7.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://reinhartfunds.com for more recent performance information. Visit https://reinhartfunds.com for more recent performance information.
Net Assets	$ 112,498,347
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 823,736
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$112,498,347
Number of Holdings	43
Net Advisory Fee	$823,736
Portfolio Turnover	32%

Holdings [Text Block]

Industry	(%)**
Financials	24.3%
Industrials	18.6%
Consumer Discretionary	12.9%
Information Technology	12.1%
Real Estate	7.1%
Health Care	7.1%
Materials	4.4%
Consumer Staples	3.2%
Utilities	2.5%
Cash & Other	7.8%

Top 10 Issuers	(%)**
Paycom Software	4.7%
Tapestry, Inc.	3.3%
LPL Financial Holdings	3.3%
Affiliated Managers Group	3.2%
Insperity	3.2%
SS&C Technologies Holdings	3.1%
TransUnion	3.1%
U-Haul Holding, Series N	2.9%
LKQ	2.8%
M&T Bank	2.7%
[1]
Updated Prospectus Web Address	https://reinhartfunds.com
Advisor Class
Shareholder Report [Line Items]
Fund Name	Reinhart Midcap PMV Fund
Class Name	Advisor Class
Trading Symbol	RPMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Reinhart Midcap PMV Fund for the period of June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-774-3863
Additional Information Website	https://reinhartfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$106	1.05%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart Mid Cap PMV Fund – Advisor Class generated a return of +2.73% for the twelve-month period ended May 31, 2025,  underperforming the Russell 3000 Index return of +13.12% over the same period. Given our focus on small and mid-capitalization companies and Private Market Value valuation discipline, we would highlight two stylistic headwinds during the period: 1) large-capitalization companies outperformed small-capitalization companies by over 1000 bps during the period (Russell 1000 Index +13.73% vs. Russell 2500 Index +3.28%) and 2) Growth outperformed Value by over 850 bps (Russell 3000 Growth Index +17.04% vs. Russell 3000 Value Index +8.40%). Within the portfolio, negative selection effect more than offset slightly positive allocation effect. At the sector level, Industrials, Real Estate, and Health Care were the largest relative detractors while Information Technology, Energy (one stock) and Utilities (one stock) were contributors. Regarding stock selection, a few detractors – including FMC Corp. and Leslie’s – were hit by severe destocking headwinds while Charles River Laboratories declined after the FDA’s stated intention to move away from animal testing. We ultimately sold those positions due to longer-term impairment risk. Conversely, we remain bullish on other problem stocks during the period like business services company Insperity and biotech holding Lantheus. Despite the volatile sentiment for both stocks, we continue to believe that the challenges each company faces will be transitory, and earnings power will recover in the years that follow. Stock contributors included Paycom Software, SS&C Technologies, Live Nation Entertainment, LPL Financial and Encompass Health.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class	2.73	10.48	5.86
Russell 3000 Total Return	13.12	15.34	12.21
Russell Midcap Value Total Return	6.03	13.18	7.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://reinhartfunds.com for more recent performance information. Visit https://reinhartfunds.com for more recent performance information.
Net Assets	$ 112,498,347
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 823,736
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$112,498,347
Number of Holdings	43
Net Advisory Fee	$823,736
Portfolio Turnover	32%

Holdings [Text Block]

Industry	(%)**
Financials	24.3%
Industrials	18.6%
Consumer Discretionary	12.9%
Information Technology	12.1%
Real Estate	7.1%
Health Care	7.1%
Materials	4.4%
Consumer Staples	3.2%
Utilities	2.5%
Cash & Other	7.8%

Top 10 Issuers	(%)**
Paycom Software	4.7%
Tapestry, Inc.	3.3%
LPL Financial Holdings	3.3%
Affiliated Managers Group	3.2%
Insperity	3.2%
SS&C Technologies Holdings	3.1%
TransUnion	3.1%
U-Haul Holding, Series N	2.9%
LKQ	2.8%
M&T Bank	2.7%
[2]
Updated Prospectus Web Address	https://reinhartfunds.com
Institutional Class
Shareholder Report [Line Items]
Fund Name	Reinhart Midcap PMV Fund
Class Name	Institutional Class
Trading Symbol	RPMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Reinhart Midcap PMV Fund for the period of June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-774-3863
Additional Information Website	https://reinhartfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$91	0.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart Mid Cap PMV Fund – Institutional Class generated a return of +2.94% for the twelve-month period ended May 31, 2025,  underperforming the Russell 3000 Index return of +13.12% over the same period. Given our focus on small and mid-capitalization companies and Private Market Value valuation discipline, we would highlight two stylistic headwinds during the period: 1) large-capitalization companies outperformed small-capitalization companies by over 1000 bps during the period (Russell 1000 Index +13.73% vs. Russell 2500 Index +3.28%) and 2) Growth outperformed Value by over 850 bps (Russell 3000 Growth Index +17.04% vs. Russell 3000 Value Index +8.40%). Within the portfolio, negative selection effect more than offset slightly positive allocation effect. At the sector level, Industrials, Real Estate, and Health Care were the largest relative detractors while Information Technology, Energy (one stock) and Utilities (one stock) were contributors. Regarding stock selection, a few detractors – including FMC Corp. and Leslie’s – were hit by severe destocking headwinds while Charles River Laboratories declined after the FDA’s stated intention to move away from animal testing. We ultimately sold those positions due to longer-term impairment risk. Conversely, we remain bullish on other problem stocks during the period like business services company Insperity and biotech holding Lantheus. Despite the volatile sentiment for both stocks, we continue to believe that the challenges each company faces will be transitory, and earnings power will recover in the years that follow. Stock contributors included Paycom Software, SS&C Technologies, Live Nation Entertainment, LPL Financial and Encompass Health.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/29/2017)
Institutional Class	2.94	10.62	5.69
Russell 3000 Total Return	13.12	15.34	12.94
Russell Midcap Value Total Return	6.03	13.18	7.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://reinhartfunds.com for more recent performance information. Visit https://reinhartfunds.com for more recent performance information.
Net Assets	$ 112,498,347
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 823,736
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$112,498,347
Number of Holdings	43
Net Advisory Fee	$823,736
Portfolio Turnover	32%

Holdings [Text Block]

Industry	(%)**
Financials	24.3%
Industrials	18.6%
Consumer Discretionary	12.9%
Information Technology	12.1%
Real Estate	7.1%
Health Care	7.1%
Materials	4.4%
Consumer Staples	3.2%
Utilities	2.5%
Cash & Other	7.8%

Top 10 Issuers	(%)**
Paycom Software	4.7%
Tapestry, Inc.	3.3%
LPL Financial Holdings	3.3%
Affiliated Managers Group	3.2%
Insperity	3.2%
SS&C Technologies Holdings	3.1%
TransUnion	3.1%
U-Haul Holding, Series N	2.9%
LKQ	2.8%
M&T Bank	2.7%
[3]
Updated Prospectus Web Address	https://reinhartfunds.com
Investor Class
Shareholder Report [Line Items]
Fund Name	Reinhart Genesis PMV Fund
Class Name	Investor Class
Trading Symbol	RPMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Reinhart Genesis PMV Fund for the period of June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-774-3863
Additional Information Website	https://reinhartfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$121	1.20%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart Genesis PMV Fund – Investor Class generated a return of +1.20% for the twelve-month period ended May 31, 2025, lagging the Russell 3000 Index return of +13.12% over the same period. Given our focus on smaller-capitalization companies and Private Market Value valuation discipline, we would highlight two stylistic headwinds during the period: 1) large-capitalization companies outperformed small-capitalization companies by over 1250 bps during the period (Russell 1000 Index +13.73% vs. Russell 2000 Index +1.18%) and 2) Growth outperformed Value by over 850 bps (Russell 3000 Growth Index +17.04% vs. Russell 3000 Value Index +8.40%). Within the portfolio, negative selection effect more than offset positive allocation effect. At the sector level, Industrials and Information Technology were the largest relative detractors while Consumer Staples (one stock) and Energy (no holdings) were modest contributors during the period. Finally, given the increased market volatility with macro and tariff uncertainty, portfolio activity picked up with six new purchases and nine complete sales during the trailing fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/31/2018)
Investor Class	1.20	15.63	9.03
Russell 3000 Total Return	13.12	15.34	12.86
Russell 2000 Value Total Return	-1.14	12.03	4.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://reinhartfunds.com for more recent performance information. Visit https://reinhartfunds.com for more recent performance information.
Net Assets	$ 504,001,278
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 3,865,128
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$504,001,278
Number of Holdings	36
Net Advisory Fee	$3,865,128
Portfolio Turnover	44%

Holdings [Text Block]

Industry	(%)**
Financials	26.6%
Information Technology	23.2%
Industrials	19.2%
Consumer Discretionary	12.8%
Health Care	8.5%
Real Estate	5.0%
Materials	1.5%
Cash & Other	3.2%

Top 10 Issuers	(%)**
frontdoor	5.0%
First Citizens BancShares	4.8%
Insperity	3.9%
Lantheus Holdings	3.9%
Modine Manufacturing	3.9%
Euronet Worldwide	3.8%
Assured Guaranty	3.8%
Axcelis Technologies, Inc.	3.6%
Silicon Motion Technology	3.6%
InterDigital	3.5%
[4]
Updated Prospectus Web Address	https://reinhartfunds.com
Advisor Class
Shareholder Report [Line Items]
Fund Name	Reinhart Genesis PMV Fund
Class Name	Advisor Class
Trading Symbol	RPMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Reinhart Genesis PMV Fund for the period of June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-774-3863
Additional Information Website	https://reinhartfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart Genesis PMV Fund – Advisor Class generated a return of +1.55% for the twelve-month period ended May 31, 2025, lagging the Russell 3000 Index return of +13.12% over the same period. Given our focus on smaller-capitalization companies and Private Market Value valuation discipline, we would highlight two stylistic headwinds during the period: 1) large-capitalization companies outperformed small-capitalization companies by over 1250 bps during the period (Russell 1000 Index +13.73% vs. Russell 2000 Index +1.18%) and 2) Growth outperformed Value by over 850 bps (Russell 3000 Growth Index +17.04% vs. Russell 3000 Value Index +8.40%). Within the portfolio, negative selection effect more than offset positive allocation effect. At the sector level, Industrials and Information Technology were the largest relative detractors while Consumer Staples (one stock) and Energy (no holdings) were modest contributors during the period. Finally, given the increased market volatility with macro and tariff uncertainty, portfolio activity picked up with six new purchases and nine complete sales during the trailing fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/31/2018)
Advisor Class	1.55	15.94	9.32
Russell 3000 Total Return	13.12	15.34	12.86
Russell 2000 Value Total Return	-1.14	12.03	4.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://reinhartfunds.com for more recent performance information. Visit https://reinhartfunds.com for more recent performance information.
Net Assets	$ 504,001,278
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 3,865,128
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$504,001,278
Number of Holdings	36
Net Advisory Fee	$3,865,128
Portfolio Turnover	44%

Holdings [Text Block]

Industry	(%)**
Financials	26.6%
Information Technology	23.2%
Industrials	19.2%
Consumer Discretionary	12.8%
Health Care	8.5%
Real Estate	5.0%
Materials	1.5%
Cash & Other	3.2%

Top 10 Issuers	(%)**
frontdoor	5.0%
First Citizens BancShares	4.8%
Insperity	3.9%
Lantheus Holdings	3.9%
Modine Manufacturing	3.9%
Euronet Worldwide	3.8%
Assured Guaranty	3.8%
Axcelis Technologies, Inc.	3.6%
Silicon Motion Technology	3.6%
InterDigital	3.5%
[5]
Updated Prospectus Web Address	https://reinhartfunds.com
Advisor Class
Shareholder Report [Line Items]
Fund Name	Reinhart International PMV Fund
Class Name	Advisor Class
Trading Symbol	RPMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Reinhart International PMV Fund for the period of June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-774-3863
Additional Information Website	https://reinhartfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$103	0.95%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart International PMV Fund – Advisor Class generated a return of +16.29% for the twelve-month period ended May 31, 2025, outperforming the MSCI ACWI ex-US Index return of +13.75% over the same period. We are pleased with solid absolute and relative performance for the period as we have surpassed a three-year track record for the fund, a meaningful achievement. Within the portfolio, selection effect and allocation effect were both positive. Moving onto the specific performance drivers for the fiscal year, solid portfolio results within Consumer Discretionary (five stocks up over 25% during the period) and Industrials more than offset by weakness in Information Technology and Financials. As can be the case within a concentrated portfolio and bottom-up investment process, our largest contributors – including Mercari, Coway, Booking, Sanwa and Bawag were largely idiosyncratic and company-specific with a mix of improving fundamentals and strong execution among our lesser-followed holdings. Conversely, negative standouts included Endava, Silicon Motion, Edenred, ICON and B&M European Value Retail.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/31/2022)
Advisor Class	16.29	11.54
MSCI AC WORLD INDEX ex USA Net (USD)	13.75	9.40
Morningstar Global ex-US Target Market Exposure NR USD	13.18	9.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://reinhartfunds.com for more recent performance information. Visit https://reinhartfunds.com for more recent performance information.
Net Assets	$ 2,165,343
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$2,165,343
Number of Holdings	46
Net Advisory Fee	$0
Portfolio Turnover	67%

Holdings [Text Block]

Industry	(%)**
Consumer Discretionary	19.8%
Financials	19.2%
Information Technology	17.5%
Industrials	12.3%
Consumer Staples	8.8%
Communication Services	6.2%
Health Care	5.3%
Real Estate	4.8%
Materials	4.2%
Cash & Other	1.9%

Top 10 Issuers	(%)**
Silicon Motion Technology	3.8%
Edenred	3.6%
Jeronimo Martins SGPS SA	3.4%
Mercari	3.4%
Taiwan Semiconductor Manufacturing	3.1%
First American Treasury Obligations Fund	3.1%
Euronet Worldwide	3.0%
B&M European Value Retail SA	3.0%
ConvaTec Group PLC	2.9%
Bank of Ireland Group plc	2.9%

Top Ten Countries	(%)**
France	13.0%
United States	7.3%
Canada	9.5%
United Kingdom	9.0%
Japan	7.6%
Taiwan	6.9%
China	5.8%
Ireland	5.2%
Mexico	5.0%
Cash & Other	30.7%
[6]
Updated Prospectus Web Address	https://reinhartfunds.com

[1]
**	Percentages are stated as a % of net assets.

[2]
**	Percentages are stated as a % of net assets.

[3]
**	Percentages are stated as a % of net assets.

[4]
**	Percentages are stated as a % of net assets.

[5]
**	Percentages are stated as a % of net assets.

[6]
**	Percentages are stated as a % of net assets.